Derivative financial instruments - Effects of derivatives recorded in interest expense (Details) - Interest rate caps and swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	$ 2,874	$ 3,239	$ (10,757)	$ 39,309
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	29,348	(10,781)	47,005	(30,072)
Gain (loss) recognized in interest expense	$ 32,222	$ (7,542)	$ 36,248	$ 9,237